PROVISION FOR INCOME TAXES AND DEFERRED INCOME TAXES - Income Taxes Paid, Net of Refunds (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Income Tax Disclosure [Abstract]
U.S. Federal	$ 2,428	$ 2,380
U.S. State - California	30	77
Total Taxes Paid, Net of Refunds	$ 2,458	$ 2,457